Derivative Liability	12 Months Ended
Dec. 31, 2015
Derivative liability [Abstract]
Derivative liability

8. Derivative liability:

The Company has determined that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company's own stock and (b) classified in stockholders' equity in the statement of financial position would not be considered a derivative financial instrument. The Company applies a two-step model in determining whether a financial instrument or an embedded feature is indexed to an issuer's own stock and thus able to qualify for the scope exception.

The Company issued certain warrants in connection with financing transactions from 2010 through 2012 that require liability classification because of certain provisions that may result in an adjustment to the number of shares issued upon settlement and an adjustment to their exercise price. The Company classifies these warrants on its balance sheet as a derivative liability which is fair valued at each reporting period subsequent to the initial issuance. The Company used a simulated probability valuation model to value these warrants. Determining the appropriate fair-value model and calculating the fair value of warrants requires considerable judgment. Any change in the estimates (specifically, probabilities) used may cause the value to be higher or lower than that reported.The assumptions used in the model required significant judgment by management and include the following: volatility, expected term, risk-free interest rate, dividends, and warrant holders' expected rate of return, reset provisions based on expected future financings, projected stock prices, and probability of exercise.The estimated volatility of the Company's common stock at the date of issuance, and at each subsequent reporting period, is based on historical volatility. The risk-free interest rate is based on rates published by the government for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.Dividends are estimated at 0% based on the Company's history of no common stock dividends. The warrants expired in November 2015.

The fair value of the outstanding derivative liability at December 31, 2015, and December 31, 2014, was $0 and $18, respectively.

Changes in the fair value of the level 3 derivative liability for the year ended December 31, 2015 are as follows:

Derivative Liability
Balance at January 1, 2015	$ 18
Gain on derivative liability	(18)
Balance at December 31, 2015	$ -